Other financial assets and liabilities - Summary of financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [Abstract]
Total borrowings and other financial liabilities	$ 904	$ 393
Total other current financial liabilities	69	245
Total other financial liabilities	0	20
Total other financial liabilities
Disclosure of financial liabilities [Abstract]
Total borrowings and other financial liabilities	904	393
Total other current financial liabilities	69	245
Total other financial liabilities	973	638
Derivatives not related to net debt
Disclosure of financial liabilities [Abstract]
Total borrowings and other financial liabilities	220	153
Total other current financial liabilities	61	225
Total other financial liabilities	281	378
Derivatives related to net debt
Disclosure of financial liabilities [Abstract]
Total borrowings and other financial liabilities	684	240
Total other current financial liabilities	8	0
Total other financial liabilities	692	240
Other financial liabilities
Disclosure of financial liabilities [Abstract]
Total borrowings and other financial liabilities	0	0
Total other current financial liabilities	0	20
Total other financial liabilities	$ 0	$ 20